T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.3%
T. Rowe Price Funds:
Growth Stock Fund	546,670	128,403	61,972	9,279,592	656,345
Value Fund	523,246	159,419	65,716	17,934,421	606,721
Overseas Stock Fund	218,940	61,646	25,373	25,556,955	256,592
International Value Equity Fund	189,166	75,540	17,554	19,135,496	239,194
International Stock Fund	208,897	49,982	30,038	13,827,757	235,763
Equity Index 500 Fund	186,957	57,780	35,723	2,771,814	218,225
Emerging Markets Stock Fund	137,475	35,637	11,078	3,873,379	166,749
Mid-Cap Growth Fund	114,157	30,612	12,744	1,474,817	129,430
Mid-Cap Value Fund	100,134	32,612	9,723	4,751,260	118,972
New Horizons Fund(2)	76,033	22,125	7,879	1,505,320	91,042
Small-Cap Stock Fund(2)	70,067	19,613	7,879	1,676,676	80,028
Small-Cap Value Fund	63,710	20,401	8,093	1,702,290	71,990
Real Assets Fund	53,764	17,643	4,821	6,062,910	63,357
Total Equity Mutual Funds (Cost $2,935,846)					2,934,408

BOND MUTUAL FUNDS 9.6%
T. Rowe Price Funds:
New Income Fund	129,611	31,047	32,816	13,407,529	133,405
U. S. Treasury Long-Term Fund	58,750	14,077	23,512	3,658,479	53,194
International Bond Fund (USD
Hedged)	41,758	13,169	5,664	4,980,993	50,408
Dynamic Global Bond Fund	27,645	9,728	3,485	3,595,195	33,004
Emerging Markets Bond Fund	17,973	4,227	2,170	1,734,917	20,194
High Yield Fund	11,727	3,743	1,160	2,197,612	14,285
Floating Rate Fund	3,569	4,253	375	769,064	7,337
Total Bond Mutual Funds (Cost $295,999)					311,827

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	8,136	73,174	77,900	3,410,500	3,410
Total Short-Term Investments (Cost $3,410)					3,410

Total Investments in Securities 100.0%
(Cost $3,235,255)					$3,249,645

Other Assets Less Liabilities (0.0)%					(92)

Net Assets 100.0%					$3,249,553

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(100)	$(884)	$602
Emerging Markets Bond Fund	12	164	752
Emerging Markets Stock Fund	2,214	4,715	2,108
Equity Index 500 Fund	4,471	9,211	3,216
Floating Rate Fund	4	(110)	160
Growth Stock Fund	19,241	43,244	2,178
High Yield Fund	29	(25)	548
International Bond Fund (USD
Hedged)	791	1,145	656
International Stock Fund	2,267	6,922	6,048
International Value Equity Fund	794	(7,958)	6,970
Mid-Cap Growth Fund	8,091	(2,595)	438
Mid-Cap Value Fund	3,641	(4,051)	1,939
New Horizons Fund	10,498	763	—
New Income Fund	781	5,563	3,029
Overseas Stock Fund	1,549	1,379	5,768
Real Assets Fund	467	(3,229)	1,842
Small-Cap Stock Fund	5,338	(1,773)	—
Small-Cap Value Fund	3,308	(4,028)	551
U. S. Treasury Long-Term Fund	5,561	3,879	1,072
Value Fund	4,352	(10,228)	11,524
U. S. Treasury Money Fund	—	—	138
Totals	$73,309#	$42,104	$49,539+

# Capital gain distributions from mutual funds represented $43,611 of the net realized gain
(loss).
+ Investment income comprised $49,539 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2050 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.